Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Jun. 30, 2017	Jun. 30, 2016 USD ($)
Income Tax Disclosure [Abstract]
Effective tax rate	33.90%	44.40%			39.10%	(64.20%)
Non-tax deductible charges		$ 49	$ 502	€ 450		$ 551